Long-Term Debt (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) Installments	Dec. 31, 2019 USD ($) Installments	Dec. 31, 2018 USD ($)
Long-Term Debt (Textual)
Interest expense | $		$ 45,191	$ 23,565
Hitachi Capital [Member]
Long-Term Debt (Textual)
Long term debt, monthly payment		631.13
Long term debt maturity date, description		Beginning September 2015 through August 2019.
Long-term debt, book value | $		$ 24,910
Interest rate per annum		8.00%
Wells Fargo Equipment Finance [Member]
Long-Term Debt (Textual)
Long term debt, monthly payment	519	518.96
Long term debt maturity date, description	Beginning April 2016 through March 2021.	Beginning April 2016 through March 2021.
Long-term debt, book value | $	$ 25,437	$ 25,437
Interest rate per annum	3.50%	3.50%
Notes payable issued in connection with seller financing [Member]
Long-Term Debt (Textual)
Long term debt, monthly payment	24,996	24,996
Long term debt maturity date, description	Due February 2020.	Due February 2020.
Interest rate per annum	1.00%	1.00%
Number of installments | Installments	24	24
Notes payable issued in connection with seller financing one [Member]
Long-Term Debt (Textual)
Long term debt, monthly payment		6,003
Long term debt maturity date, description		Due September 2019.
Interest rate per annum		1.00%
Number of installments | Installments		12
Notes payable issued in connection with seller financing two [Member]
Long-Term Debt (Textual)
Long term debt, monthly payment	8,440	8,440
Long term debt maturity date, description	Due August 2023.	Due August 2023.
Interest rate per annum	8.125%	8.125%
Number of installments | Installments	60	60